8. Fair Value Measurements (Details-Recurring Basis) (USD $)	Dec. 31, 2014	Dec. 31, 2013
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash in trading accounts, net	$ 19,551,333	$ 10,484,448
FTR positions, net	1,435,819
Marketable securities	311,586	256,004
Investment in convertible notes	1,604,879	0
Mortgage note receivable		353,504
Fair Value, Measurements, Recurring [Member] | Fair Value Inputs Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash in trading accounts, net	0	0
FTR positions, net	1,435,819
Marketable securities	0	0
Investment in convertible notes	1,604,879
Mortgage note receivable		353,504
Fair Value, Measurements, Recurring [Member] | Fair Value Inputs Level 1
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash in trading accounts, net	19,551,333	10,484,448
FTR positions, net	0
Marketable securities	311,586	256,004
Investment in convertible notes	0
Mortgage note receivable		0
Fair Value, Measurements, Recurring [Member] | Fair Value Inputs Level 2
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash in trading accounts, net	0	0
FTR positions, net	0
Marketable securities	0	0
Investment in convertible notes	0
Mortgage note receivable		$ 0